Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages – Non-Prime
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2004-OPT49 0001296183	X	Option One Mortgage Corporation	4,958	787,243,776	100.00%	1	102,846	0.13%							1	102,846	0.13%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2005-WMC19 0001340370	X	WMC Mortgage Corp.	5,226	995,585,870	100.00%	5	1,096,377	0.95%							5	1,096,377	0.95%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2006-HE19 0001380881	X	Ameriquest Mortgage Company	322	67,033,148	4.79%	1	59,574	0.01%							1	59,574	0.01%
		Fremont Mortgage Company	328	86,007,985	6.15%	1	394,368	0.07%							1	394,368	0.07%
		New Century Mortgage Corporation	544	61,849,969	4.42%	1	214,579	0.04%							1	214,579	0.04%
		Unknown10				3	875,113	0.15%							3	875,113	0.15%
		WMC Mortgage Corporation	765	115,442,132	8.25%	1	58,616	0.01%							1	58,616	0.01%

Residential mortgages – Non-Prime Subtotal*			12,143			13									13
Residential mortgages – Non-Prime Subtotal*				2,113,162,881			2,801,474									2,801,474

Issuing Entities with No Demands for Repurchase or Replacement11

Residential mortgages – Non-Prime
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2001-AQ1 0001137384	X		2,344	233,513,035	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2002-NC1 0001178714	X		3,284	482,716,033	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2002-OPT1 0001193480	X		4,498	638,373,849	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2002-SB1 0001173467	X		3,964	315,746,856	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2002-WF1 0001169498	X		2,774	341,964,309	100.00%
ABFC Asset-Backed Certificates, Series 2002-WF2 0001201861	X		2,038	260,161,376	100.00%
ABFC Asset-Backed Certificates, Series 2003-AHL1 0001231442	X		2,357	369,762,338	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2003-OPT1 0001260762	X		5,035	768,872,067	100.00%
ABFC Asset-Backed Certificates, Series 2003-WF1 0001224458	X		2,072	292,189,766	100.00%
ABFC Asset-Backed Certificates, Series 2003-WMC1 0001271161	X		2,422	428,091,564	100.00%
ABFC Asset-Backed Certificates, Series 2004-AHL1 0001285139	X		1,080	178,174,543	100.00%
ABFC Asset-Backed Certificates, Series 2004-FF1 0001299114	X		3,228	723,187,015	100.00%
ABFC Asset-Backed Certificates, Series 2004-HE1 0001301683	X		4,476	860,271,228	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2004-OPT1 0001278400	X		2,801	442,804,446	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2004-OPT2 0001285680	X		3,057	490,360,742	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2004-OPT3 0001289093	X		4,058	641,737,689	100.00%
ABFC Asset-Backed Certificates, Series Asset-Backed Certificates, Series 2004-OPT5 0001306021	X		7,742	1,346,785,191	100.00%
ABFC Asset-Backed Certificates, Series 2005-AQ1 0001329286	X		4,813	818,160,166	100.00%
ABFC Asset-Backed Certificates, Series 2005-HE1 0001322363	X		9,463	1,780,953,818	100.00%
ABFC Asset-Backed Certificates, Series 2005-HE2 0001337469	X		6,960	1,227,696,873	100.00%
ABFC Asset-Backed Certificates, Series 2005-OPT1 0001343316	X		2,672	496,481,998	100.00%
ABFC Asset-Backed Certificates, Series 2005-WF1 0001325464	X		7,462	1,181,727,634	100.00%
ABFC Asset-Backed Certificates, Series 2006-OPT1 0001368672	X		5,349	1,074,080,909	100.00%
ABFC Asset-Backed Certificates, Series 2006-OPT2 0001377124	X		5,052	1,099,263,982	100.00%
ABFC Asset-Backed Certificates, Series 2006-OPT3 0001378849	X		3,398	844,159,461	100.00%
ABFC Asset-Backed Certificates, Series 2007-NC1			1,794	333,814,126	100.00%
ABFC Asset-Backed Certificates, Series 2007-WMC1 0001406224	X		5,673	1,578,384,711	100.00%
First Franklin Mortgage Loan Trust 2004-FF10 0001306555	X		6,911	1,394,878,770	100.00%
First Franklin Mortgage Loan Trust 2005-FF5 0001325240	X		3,973	771,132,371	100.00%
First Franklin Mortgage Loan Trust 2006-FFH1 0001349733	X		3,182	487,781,534	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2002-CB1 0001168452	X		2,570	235,429,185	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2002-CB5 0001204505	X		2,099	207,453,176	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2003-CB2 0001233346	X		2,177	242,868,104	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2003-CB4 0001261592	X		3,082	366,852,349	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2004-CB1 0001279671	X		3,377	423,905,046	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2004-CB5 0001300638	X		2,961	447,948,341	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2005-CB2 0001323372	X		2,661	402,516,087	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2005-CB5 0001337430	X		2,415	430,916,345	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB6 0001369367	X		4,162	780,713,464	100.00%
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB5 0001407987	X		1,661	355,154,812	100.00%

Total*			12,143			13									13
Total*				2,113,162,881			2,801,474									2,801,474

Asset Backed Funding Corporation (ABFC)
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9 The Reportable Information for this issuing entity was provided solely by a Demand Entity.  The securitizer is unable to reconcile the Reportable Information for this issuing entity to information in itsbusiness records.  Based on information provided by the Demand Entity, the Reportable Information provided by the Demand Entity was prepared using the following reporting conventions:

“Outstanding Principal Balance” equals the remaining outstanding principal balance of the asset reflected on the distribution or payment reports at the end of the related reporting period, or if the asset has been liquidated prior to the end of the related reporting period, the final outstanding principal balance of the assets reflected on the distribution or payment reports prior to liquidation.

“Subject to Demand” includes assets for which a repurchase demand has been identified and coded by the reporting Demand Entity.

“Repurchased or Replaced” includes assets which have been repurchased or replaced.

“Repurchaser” means the party obligated under the transaction documents to repurchase an asset.

“Repurchase Enforcer” means the party obligated under the transaction documents to enforce the obligations of any Repurchaser.

“Repurchase Pending” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which a demand notice has been sent by the Demand Entity, as Repurchase Enforcer, to the Repurchaser.  An asset remains in this category until (using the reporting Demand Entity’s reporting conventions) (i) an asset has been repurchased or replaced, (ii) a demand is determined to be a “Demand in Dispute”, (iii) a demand is determined to be a “Demand Withdrawn”, or (iv) a demand is determined to be a “Demand Rejected.”

If the reporting Demand Entity is not the Repurchase Enforcer, includes assets for which the reporting Demand Entity (x) has sent notice of any demand for repurchase to the related Repurchase Enforcer, or (y) has received notice of a repurchase demand but has determined it is not required to take further action regarding such demand pursuant to its obligations under the applicable transaction documents.  An asset remains in this category until the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer, Repurchaser, or other transaction party, that the repurchase demand should be changed to “Demand in Dispute,” “Demand Withdrawn,”“Demand Rejected,” or “Repurchased” using the reporting Demand Entity’s reporting conventions.

“Demand in Dispute” includes assets for which (i) a response is received from the Repurchaser which refutes a repurchase demand, or (ii) the applicable cure period has expired.

“Demand Withdrawn” includes assets for which a previously submitted repurchase demand is withdrawn by the original requesting party.

“Demand Rejected” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which the Demand Entity has determined that it will no longer pursue enforcement of a previously submitted repurchase demand.  If the reporting Demand Entity is not the Repurchaser Enforcer, includes assets for which the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer that it has determined not to pursue a repurchase demand.

10 Data regarding the assets reported in this row was obtained from a report provided by a Demand Entity that either omitted the identity of the related originator(s) or contained data regarding the identity of the related originator(s) that the securitizer could not decipher.  Data regarding originators reported as “Unknown” has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense because the information provided by the related Demand Entity could not be reconciled to the business records of the securitizer.
11 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.